Other Components of Equity - Additional Information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Statement of changes in equity [abstract]
Reclassification of cash flow hedge on inventory from the category of not being classified into profit or loss into will be reclassified into profit or loss before tax	₨ 6,753.2	₨ 18,134.9
Reclassification of cash flow hedge on inventory from the category of not being classified into profit or loss into will be reclassified into profit or loss tax	₨ 1,325.8	₨ 3,459.5